Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 2,811,360	$ (10,117)	$ (464,053)
Income tax of changes in cash flow hedge transactions	(36,172,878)	(60,650,786)	25,701,599
Income tax related to components of other comprehensive income	$ 38,984,238	$ 60,640,669	$ (26,165,652)